CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (415,330)	$ (1,097,167)	$ (956,464)
Other comprehensive income (loss):
Foreign currency translation adjustments	13,310	(41,082)	(78,992)
Other comprehensive income (loss)	13,310	(41,082)	(78,992)
Total comprehensive loss	(402,020)	(1,138,249)	(1,035,456)
Comprehensive loss attributable to noncontrolling interests	88,470	171,762	159,029
Comprehensive loss attributable to Melco Resorts & Entertainment Limited	$ (313,550)	$ (966,487)	$ (876,427)